Note 10 - Intangible Assets (Details) - Acquired Intangible Assets (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	$ 52,244
Estimated weighted average amortization period (years)	9 years 73 days
Trademarks and Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Trademarks and trade names - indefinite life	3,755
Customer Lists and Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	42,627
Estimated weighted average amortization period (years)	11 years
Trademarks and Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	960
Estimated weighted average amortization period (years)	5 years
Brokerage Backlog [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	4,151
Estimated weighted average amortization period (years)	6 months
Other Intangible Assets [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	$ 751
Estimated weighted average amortization period (years)	5 years